LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
5.	LONG-TERM INVESTMENTS

(a)	Equity method investments

The Group had the following equity method investments:

	As of December 31,
	2010		2011
		Carrying		Carrying
Name of company	Percentage	value	Percentage	value
	%		%

Beijing Eastern Media Corporation, Ltd. ("BEMC") (1)	49	$1,335	49	$1,650

		$1,335		$1,650

(1)	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of BEMC.

	As of and for the
	years ended December 31,
	2010	2011

Total current assets	$3,373	$4,832
Total assets	3,434	4,877
Total current liabilities	708	1,510
Total liabilities	708	1,510
Total net revenue	10,635	11,224
Net income	370	526

The Group shared income of $164, $290 and $243 from the equity method investments for the years ended December 31, 2009, 2010 and 2011, respectively.

(b)	Cost method investment

In June 2010, the Group invested in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") for its 20% equity interest, with a cash contribution of $367. The investment was accounted for using the cost method of accounting as the Group has no ability to exercise significant influence over the operation of Zhangshangtong.